Property, Plant and Equipment - Summary of Variations in Tangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 9,015	€ 11,648
Increase	(939)	(2,302)
Decrease	144	(394)
Translation adjustments	(3)	(11)
Reclassification	(7)	74
Ending balance	8,210	9,015
Gross
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	20,017	24,911
Increase	1,014	487
Decrease	(230)	(5,454)
Translation adjustments	0	0
Reclassification	(7)	74
Ending balance	20,794	20,017
Gross | Buildings On Non Freehold Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,311	12,167
Increase	610	0
Decrease	0	(1,912)
Translation adjustments	0	0
Reclassification	0	56
Ending balance	10,921	10,311
Gross | Scientific Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,320	9,080
Increase	228	71
Decrease	(82)	(2,831)
Translation adjustments	0	0
Reclassification	0	0
Ending balance	6,467	6,320
Gross | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,474	1,703
Increase	61	(4)
Decrease	0	(234)
Translation adjustments	0	0
Reclassification	2	9
Ending balance	1,537	1,474
Gross | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	91	99
Increase	0	60
Decrease	0	(67)
Translation adjustments	0	0
Reclassification	0	0
Ending balance	91	91
Gross | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,542	1,534
Increase	98	30
Decrease	(149)	(18)
Translation adjustments	0	0
Reclassification	8	(4)
Ending balance	1,500	1,542
Gross | Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	279	329
Increase	0	0
Decrease	0	(50)
Translation adjustments	0	0
Reclassification	0	0
Ending balance	279	279
Gross | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Increase	16	330
Decrease	0	(342)
Translation adjustments	0	0
Reclassification	(16)	12
Ending balance	0	0
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(10,304)	(11,090)
Increase	(1,953)	(2,789)
Decrease	227	3,587
Translation adjustments	(3)	(11)
Reclassification	0	0
Ending balance	(12,032)	(10,304)
Accumulated Depreciation | Buildings On Non Freehold Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,900)	(2,603)
Increase	(1,033)	(1,417)
Decrease	0	1,120
Translation adjustments	0	0
Reclassification	0	0
Ending balance	(3,934)	(2,900)
Accumulated Depreciation | Scientific Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,868)	(5,952)
Increase	(697)	(1,061)
Decrease	79	2,145
Translation adjustments	4	0
Reclassification	0	0
Ending balance	(5,481)	(4,868)
Accumulated Depreciation | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(888)	(982)
Increase	(95)	(91)
Decrease	0	190
Translation adjustments	(2)	(5)
Reclassification	0	0
Ending balance	(985)	(888)
Accumulated Depreciation | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(31)	(85)
Increase	(12)	(13)
Decrease	0	67
Translation adjustments	0	0
Reclassification	0	0
Ending balance	(43)	(31)
Accumulated Depreciation | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,403)	(1,217)
Increase	(105)	(195)
Decrease	148	14
Translation adjustments	(5)	(6)
Reclassification	0	0
Ending balance	(1,365)	(1,403)
Accumulated Depreciation | Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(213)	(251)
Increase	(10)	(12)
Decrease	0	50
Translation adjustments	0	0
Reclassification	0	0
Ending balance	(223)	(213)
Accumulated Depreciation | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Increase	0	0
Decrease	0	0
Translation adjustments	0	0
Reclassification	0	0
Ending balance	0	0
Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(699)	(2,172)
Increase	0	0
Decrease	147	1,473
Translation adjustments	0	0
Reclassification	0	0
Ending balance	(552)	(699)
Impairment | Buildings On Non Freehold Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(503)	(1,182)
Increase	0	0
Decrease	48	679
Translation adjustments	0	0
Reclassification	0	0
Ending balance	(455)	(503)
Impairment | Scientific Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(87)	(866)
Increase	0	0
Decrease	28	779
Translation adjustments	0	0
Reclassification	0	0
Ending balance	(59)	(87)
Impairment | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(93)	(93)
Increase	0	0
Decrease	69	0
Translation adjustments	0	0
Reclassification	0	0
Ending balance	(24)	(93)
Impairment | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Increase	0	0
Decrease	0	0
Translation adjustments	0	0
Reclassification	0	0
Ending balance	0	0
Impairment | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(12)	(27)
Increase	0	0
Decrease	2	15
Translation adjustments	0	0
Reclassification	0	0
Ending balance	(10)	(12)
Impairment | Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3)	(3)
Increase	0	0
Decrease	0	0
Translation adjustments	0	0
Reclassification	0	0
Ending balance	(3)	(3)
Impairment | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Increase	0	0
Decrease	0	0
Translation adjustments	0	0
Reclassification	0	0
Ending balance	€ 0	€ 0